Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000018473 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018473 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000018473 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000018473 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000018473 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000018473 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000018473 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000018473 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000018473 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018473 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000018475 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018475 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000018475 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000018475 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000018475 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000018475 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000018475 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000018475 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000018475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018475 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054855 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054855 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000054855 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054855 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000054855 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000054855 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000054855 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000054855 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000054855 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054855 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000188220 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000188220 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000188220 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000188220 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000188220 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000188220 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000188220 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000188220 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000188220 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000188220 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000018477 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018477 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000018477 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000018477 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000018477 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000018477 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000018477 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000018477 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000018477 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018477 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000018476 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018476 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000018476 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000018476 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000018476 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000018476 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000018476 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000018476 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000018476 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000018476 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054856 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054856 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000054856 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054856 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000054856 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000054856 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000054856 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000054856 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000054856 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054856 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054857 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000054857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054857 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000054857 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000054857 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000054857 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000054857 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000054857 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000054857 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000151972 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151972 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000151972 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000151972 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000151972 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000151972 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000151972 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000151972 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000151972 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151972 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000151973 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000151973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000151973 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000151973 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000151973 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000151973 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000151973 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000151973 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151973 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000151974 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000151974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.41%
C000151974 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.71%
C000151974 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.04%
C000151974 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.96%
C000151974 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.87%
C000151974 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.37%
C000151974 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.44%
C000151974 | SectorTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%